Loans - Schedule of Outstanding Balances of Loans (Details) - Short-Term Debt [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Outstanding Balances of Loans [Line Items]
Total		¥ 74,650	$ 10,675	¥ 86,433
Less: Bank loans – current portion		(65,800)	(9,409)	(81,633)
Bank loans– non-current portion		8,850	1,266	4,800
Industrial Bank Jilin Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			5,000
Industrial Bank Jilin Branch Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			21,900
Industrial Bank Jilin Branch Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			5,000
Industrial Bank Jilin Branch Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			5,000
Industrial Bank Jilin Branch Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			19,543
Industrial Bank Jilin Branch Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			8,000
Industrial Bank Jilin Branch Seven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			6,990
Industrial Bank Jilin Branch Eight [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	4,800	686	5,000
Industrial Bank Jilin Branch Nine [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	21,900	3,132
Industrial Bank Jilin Branch Ten [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	5,000	715
) Industrial Bank Jilin Branch Eleven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	10,200	1,459
) Industrial Bank Jilin Branch Twelve [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	8,000	1,144
Industrial Bank Jilin Branch Thirteen [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	4,750	679
China Minsheng Bank Jilin Branch [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]			3,000
China Minsheng Bank Jilin Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]			2,010
China Minsheng Bank Jilin Branch Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]			3,000
China Minsheng Bank Jilin Branch Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]			1,990
China Minsheng Bank Jilin Branch Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]	3,000	429
China Minsheng Bank Jilin Branch Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]	2,010	287
China Minsheng Bank Jilin Branch Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]	4,990	714
Bank of Jilin [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]	¥ 10,000	$ 1,430

[1]	The repayments were guaranteed by buildings and land use right.
[2]	The repayments were guaranteed by Jilin Zhengye Group Co.,Ltd.